Share based payments - Summary of RSU's outstanding (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based payments
Outstanding at the beginning of the year	8,579,837	6,929,111	5,541,117
Granted during the year	3,121,239	2,493,433	2,173,335
Forfeited during the year	(607,430)	(701,753)	(40,376)
Outstanding at the end of the year	10,810,856	8,579,837	6,929,111
Restricted Stock Units (RSUs)
Share based payments
Outstanding at the beginning of the year	657,803	313,596	213,147
Granted during the year	470,273	511,518	128,769
Forfeited during the year	(172,885)	(74,873)	(1,052)
Paid in cash during the year	(219,096)	(92,438)	(27,268)
Outstanding at the end of the year	736,095	657,803	313,596
Plan 2019.I
Share based payments
Outstanding at the beginning of the year	28,000
Paid in cash during the year	(28,000)
Outstanding at the end of the year		28,000
Plan 2019.II
Share based payments
Outstanding at the beginning of the year	42,504
Forfeited during the year	(9,090)
Paid in cash during the year	(20,483)
Outstanding at the end of the year	12,931	42,504
Plan 2019.III
Share based payments
Outstanding at the beginning of the year	30,460
Paid in cash during the year	(30,460)
Outstanding at the end of the year		30,460
Plan 2020.I
Share based payments
Outstanding at the beginning of the year	32,527
Forfeited during the year	(7,359)
Paid in cash during the year	(8,058)
Outstanding at the end of the year	17,110	32,527
Plan 2020.II
Share based payments
Outstanding at the beginning of the year	41,968
Forfeited during the year	(10,831)
Paid in cash during the year	(13,511)
Outstanding at the end of the year	17,626	41,968
Plan 2021.I.
Share based payments
Outstanding at the beginning of the year	154,616
Forfeited during the year	(27,146)
Paid in cash during the year	(34,870)
Outstanding at the end of the year	92,600	154,616
Plan 2021.II.
Share based payments
Outstanding at the beginning of the year	40,620
Forfeited during the year	(9,478)
Paid in cash during the year	(8,801)
Outstanding at the end of the year	22,341	40,620
Plan 2021.III
Share based payments
Outstanding at the beginning of the year	38,175
Forfeited during the year	(9,233)
Paid in cash during the year	(12,683)
Outstanding at the end of the year	16,259	38,175
Plan 2021.IV.
Share based payments
Outstanding at the beginning of the year	248,933
Forfeited during the year	(84,865)
Paid in cash during the year	(62,230)
Outstanding at the end of the year	101,838	248,933
Plan 2022.I.
Share based payments
Granted during the year	209,118
Forfeited during the year	(14,480)
Outstanding at the end of the year	194,638
Plan 2022.II.
Share based payments
Granted during the year	249,000
Outstanding at the end of the year	249,000
Plan 2022.III.
Share based payments
Granted during the year	12,155
Forfeited during the year	(403)
Outstanding at the end of the year	11,752